Convertible Senior Notes - Summary of the Company's Unsecured Senior Notes (Details) ¥ in Thousands, $ in Millions	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Jun. 30, 2020 USD ($)
Debt Instrument [Line Items]
Carrying value	¥ 8,683,150	¥ 17,784,092
Unamortized discount and debt issuance costs	99,698	255,033
Total principal amounts of unsecured senior notes	8,782,848	18,039,125
April 2026 Notes [Member]
Debt Instrument [Line Items]
Carrying value	¥ 2,956,815	2,697,698
Effective interest rate	1.74%
2027 Notes [Member]
Debt Instrument [Line Items]
Carrying value		5,031,312
Unamortized discount and debt issuance costs	¥ (58,000)	(69,200)
Total principal amounts of unsecured senior notes	¥ 5,195,600	5,100,600	$ 800.0
Effective interest rate	1.52%		1.25%
December 2026 Notes [Member]
Debt Instrument [Line Items]
Carrying value	¥ 5,726,335	¥ 10,055,082
Effective interest rate	0.80%